Schedule of Investments (unaudited)	iShares® CMBS ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 68.1%
Banc of America Commercial Mortgage Trust
Series 2016-UB10, Class A4, 3.17%, 07/15/49 (Call 04/15/26)	$800	$867,893
Series 2016-UB10, Class B, 3.79%, 07/15/49 (Call 05/15/26)	250	269,107
Series 2017-BNK3, Class A3, 3.31%, 02/15/50 (Call 11/15/26)	1,365	1,493,307
Series 2017-BNK3, Class A4, 3.57%, 02/15/50 (Call 01/15/27)	1,000	1,115,578
Series 2017-BNK3, Class B, 3.88%, 02/15/50 (Call 01/15/27)(a)	830	912,371
BANK
Series 2017-BNK4, Class AS, 3.78%, 05/15/50 (Call 03/15/27)	1,500	1,658,371
Series 2017-BNK4, Class ASB, 3.42%, 05/15/50 (Call 10/15/26)	300	321,657
Series 2017-BNK4, Class C, 4.37%, 05/15/50 (Call 03/15/27)(a)	485	534,452
Series 2017-BNK5, Class A4, 3.13%, 06/15/60 (Call 05/15/27)	1,960	2,135,588
Series 2017-BNK7, Class B, 3.95%, 09/15/60 (Call 09/15/27)	500	560,091
Series 2017-BNK8, Class A3, 3.23%, 11/15/50 (Call 10/15/27)	1,000	1,094,919
Series 2017-BNK8, Class AS, 3.73%, 11/15/50 (Call 11/15/27)	1,000	1,116,981
Series 2018-BN10, Class A5, 3.69%, 02/15/61 (Call 01/15/28)	1,500	1,693,249
Series 2018-BN10, Class C, 4.16%, 02/15/61 (Call 02/15/28)(a)	800	877,074
Series 2018-BN14, Class A3, 3.97%, 09/15/60 (Call 07/15/28)	600	681,307
Series 2018-BN14, Class A4, 4.23%, 09/15/60 (Call 08/15/28)(a)	1,000	1,169,278
Series 2018-BN14, Class AS, 4.48%, 09/15/60 (Call 09/15/28)(a)	500	581,515
Series 2018-BN14, Class B, 4.58%, 09/15/60 (Call 09/15/28)(a)	750	872,942
Series 2019-BN18, Class A2, 3.47%, 05/15/62 (Call 05/15/24)	830	882,545
Series 2019-BN19, Class A3, 2.93%, 08/15/61 (Call 05/15/29)	3,000	3,229,697
Series 2019-BN19, Class A3, 3.18%, 08/15/61 (Call 07/15/29)	497	549,462
Series 2019-BN20, Class A3, 3.01%, 09/15/62.	1,000	1,092,711
Series 2019-BN20, Class B, 3.40%, 09/15/62(a)	1,000	1,089,353
Series 2019-BN21, Class A4, 2.60%, 10/17/52 (Call 08/15/29)	2,000	2,113,411
Series 2019-BN21, Class A5, 2.85%, 10/17/52 (Call 09/15/29)	1,500	1,621,492
Series 2019-BN21, Class B, 3.21%, 10/17/52 (Call 10/15/29)(a)	1,000	1,076,366
Series 2019-BN22, Class A3, 2.73%, 11/15/62 (Call 09/15/29)	1,000	1,068,313
Series 2019-BN24, Class ASB, 2.93%, 11/15/62 (Call 03/15/29)	1,000	1,083,950
Series 2019-BNK16, Class A4, 4.01%, 02/15/52 (Call 01/15/29)	1,750	2,026,070
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2020-BN25, Class A3, 2.39%, 01/15/63 (Call 01/15/27)	$1,000	$1,036,060
Series 2020-BN26, Class B, 2.91%, 03/15/63 (Call 03/15/30)(a)	250	266,752
Series 2020-BN27, Class AS, 2.55%, 04/15/63 (Call 03/15/30)	1,000	1,051,369
Series 2020-BN28, Class A4, 1.84%, 03/15/63 (Call 09/15/30)	500	500,513
Series 2020-BN29, Class C, 3.03%, 11/15/53(a)	520	537,797
Series 2021-BN32, Class AS, 2.64%, 04/15/54	2,000	2,131,887
Serise BN23, Class C, 3.51%, 12/15/52 (Call 12/15/29)(a)	500	551,387
Barclays Commercial Mortgage Trust
Series 2019-C3, Class A4, 3.58%, 05/15/52 (Call 04/15/29)	1,746	1,974,121
Series 2019-C4, Class A5, 2.92%, 08/15/52 (Call 07/15/29)	2,000	2,169,322
Series 2019-C5, Class A2, 3.04%, 11/15/52 (Call 10/15/24)	678	714,106
Series 2019-C5, Class A4, 3.06%, 11/15/52 (Call 10/15/29)	2,000	2,192,995
BBCMS Mortgage Trust
BBCMS 2020-C7, Class AS, 2.44%, 04/15/53 (Call 03/15/30)	300	307,880
Series 2017-C1, Class A2, 3.19%, 02/15/50 (Call 11/15/26)	1,026	1,038,531
Series 2017-C1, Class A4, 3.67%, 02/15/50 (Call 02/15/27)	1,000	1,116,572
Series 2018-C2, Class A5, 4.31%, 12/15/51 (Call 12/15/28)	2,250	2,641,938
Series 2018-C2, Class C, 4.97%, 12/15/51 (Call 12/15/28)(a)	250	294,433
Series 2020-C6, Class A4, 2.64%, 02/15/53 (Call 01/15/30)	3,000	3,194,990
Series 2020-C8, Class A5, 2.04%, 10/15/53 (Call 10/15/30)	1,000	1,015,358
BBCMS Trust
Series 2021-C10, Class A5, 2.49%, 07/15/54 (Call 06/15/31)	3,000	3,152,998
Series 2021-C10, Class B, 2.49%, 07/15/54 (Call 06/15/31)	1,000	1,021,605
Benchmark Mortgage Trust
BMARK 2020-B18 AM, Class AM, 2.34%, 07/15/53 (Call 07/11/30)	430	440,526
Series 2018-B1, Class A2, 3.57%, 01/15/51 (Call 01/15/23)	1,250	1,294,325
Series 2018-B1, Class A5, 3.67%, 01/15/51 (Call 12/15/27)(a)	1,000	1,127,320
Series 2018-B1, Class AM, 3.88%, 01/15/51 (Call 12/15/27)(a)	500	557,331
Series 2018-B2, Class A2, 3.66%, 02/15/51 (Call 12/15/24)	600	621,025
Series 2018-B2, Class A4, 3.61%, 02/15/51	1,000	1,119,557
Series 2018-B2, Class A5, 3.88%, 02/15/51 (Call 01/15/28)(a)	1,750	1,996,909
Series 2018-B2, Class AS, 4.08%, 02/15/51 (Call 01/15/28)(a)	1,000	1,137,772
Series 2018-B2, Class C, 4.20%, 02/15/51 (Call 02/15/28)(a)	500	555,415
Series 2018-B3, Class A5, 4.03%, 04/10/51 (Call 02/10/28)	1,000	1,149,544
Series 2018-B4, Class A2, 3.98%, 07/15/51	483	508,768
Series 2018-B4, Class A5, 4.12%, 07/15/51(a)	2,023	2,344,201
Series 2018-B4, Class ASB, 4.06%, 07/15/51(a)	464	520,523
Series 2018-B4, Class C, 4.56%, 07/15/51(a)	400	449,560
Series 2018-B5, Class A4, 4.21%, 07/15/51 (Call 07/15/28)	2,500	2,919,231
Series 2018-B5, Class AS, 4.42%, 07/15/51 (Call 07/15/28)	1,000	1,163,769
Series 2018-B5, Class B, 4.57%, 07/15/51	500	580,939
Series 2018-B7, Class A4, 4.51%, 05/15/53 (Call 10/15/28)(a)	1,000	1,186,910
Series 2018-B7, Class B, 4.86%, 05/15/53 (Call 11/15/28)(a)	400	472,914
Series 2018-B8, Class AS, 4.53%, 01/15/52 (Call 12/15/28)(a)	560	658,754
Series 2019-B10, Class AM, 3.98%, 03/15/62	600	683,926

Schedule of Investments (unaudited) (continued)	iShares® CMBS ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2019-B11, Class A5, 3.54%, 05/15/52 (Call 05/15/29)	$1,000	$1,128,070
Series 2019-B11, Class AS, 3.78%, 05/15/52 (Call 05/15/29)	500	561,757
Series 2019-B11, Class B, 3.96%, 05/15/52 (Call 05/15/29)(a)	500	564,025
Series 2019-B13, Class AM, 3.18%, 08/15/57 (Call 10/15/29)	1,000	1,086,764
Series 2019-B13, Class C, 3.84%, 08/15/57 (Call 10/15/29)(a)	500	554,024
Series 2019-B14, Class A5, 3.05%, 12/15/62 (Call 11/15/29)	500	548,223
Series 2019-B9, Class A5, 4.02%, 03/15/52 (Call 01/15/29)	1,000	1,158,294
Series 2019-B9, Class C, 4.97%, 03/15/52 (Call 01/15/29)(a)	250	295,207
Series 2020-B16, Class A5, 2.73%, 02/15/53 (Call 01/15/30)	1,990	2,131,604
Series 2020-B16, Class AM, 2.94%, 02/15/53 (Call 01/15/30)(a)	1,000	1,075,108
Series 2020-B17, Class C, 3.37%, 03/15/53 (Call 03/15/30)(a)	250	263,350
Series 2020-B19, Class B, 2.35%, 09/15/53	450	458,238
Series 2020-B20, Class B, 2.53%, 10/15/53 (Call 10/15/30)	500	515,974
Series 2020-B21, Class A5, 2.25%, 12/17/53	500	510,110
Series 2020-B22, Class A5, 1.97%, 01/15/54 (Call 12/15/30)	1,000	1,008,942
Series 2020-IG1, Class A3, 2.69%, 09/15/43 (Call 01/15/30)	1,750	1,864,129
Series 2021-B23, Class AS, 2.27%, 02/15/54 (Call 02/15/31)	500	510,512
Series 2021-B25, Class A5, 2.58%, 04/15/54 (Call 04/15/31)	2,000	2,120,395
Series 2021-B26, Class A5, 2.61%, 06/15/54	2,500	2,658,335
Series 2021-B26, Class AM, 2.83%, 06/15/54.	500	534,199
Serise 2020-B17, Class A2, 2.21%, 03/15/53 (Call 03/15/25)	1,000	1,032,564
Serise 2020-B17, Class A5, 2.29%, 03/15/53 (Call 02/15/30)	1,000	1,037,899
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class A4, 3.54%, 11/15/50(a)	1,310	1,463,430
CD Mortgage Trust
Series 2017-CD3, Class A4, 3.63%, 02/10/50 (Call 01/10/27)	230	256,036
Series 2017-CD3, Class AS, 3.83%, 02/10/50 (Call 01/10/27)	750	828,017
Series 2017-CD3, Class C, 4.56%, 02/10/50 (Call 01/10/27)(a)	300	317,104
Series 2017-CD4, Class A4, 3.51%, 05/10/50 (Call 04/10/27)(a)	1,000	1,109,140
Series 2017-CD5, Class A4, 3.43%, 08/15/50 (Call 07/15/27)	750	830,167
Series 2017-CD6, Class C, 4.27%, 11/13/50 (Call 11/13/27)(a)	500	543,218
Series 2018-CD7, Class ASB, 4.21%, 08/15/51 (Call 03/15/28)	550	620,576
Series 2019-CD8, Class A4, 2.91%, 08/15/57 (Call 08/15/29)	1,000	1,081,621
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3, 3.87%, 01/10/48 (Call 12/10/25)	500	555,288
Series 2016-C4, Class A4, 3.28%, 05/10/58	1,650	1,791,984
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2017-C8, Class ASB, 3.37%, 06/15/50 (Call 07/15/26)	$1,000	$1,073,191
Series 2017-C8, Class B, 4.20%, 06/15/50 (Call 05/15/27)(a)	750	833,739
Citigroup Commercial Mortgage Trust
Series 20116-P4, Class A4, 2.90%, 07/10/49 (Call 07/10/26)	1,729	1,858,863
Series 2013-GC11, Class A3, 2.82%, 04/10/46.	811	836,358
Series 2013-GC11, Class AS, 3.42%, 04/10/46 (Call 04/10/23)	100	103,812
Series 2013-GC15, Class A4, 4.37%, 09/10/46 (Call 09/10/23)(a)	750	803,960
Series 2014-GC19, Class A4, 4.02%, 03/10/47 (Call 01/10/24)	500	538,202
Series 2014-GC21, Class A5, 3.86%, 05/10/47	2,085	2,250,309
Series 2014-GC23, Class A4, 3.62%, 07/10/47 (Call 07/10/24)	750	807,732
Series 2014-GC23, Class AS, 3.86%, 07/10/47 (Call 07/10/24)	250	269,404
Series 2014-GC23, Class C, 4.43%, 07/10/47 (Call 07/10/24)(a)	250	269,288
Series 2014-GC25, Class AS, 4.02%, 10/10/47 (Call 09/10/24)	953	1,031,363
Series 2014-GC25, Class B, 4.35%, 10/10/47(a)	100	108,635
Series 2015-GC27, Class A5, 3.14%, 02/10/48 (Call 12/10/24)	1,190	1,273,810
Series 2015-GC29, Class C, 4.15%, 04/10/48 (Call 04/10/25)(a)	250	269,491
Series 2015-GC31, Class A4, 3.76%, 06/10/48 (Call 06/10/25)	750	824,873
Series 2015-GC33, Class A4, 3.78%, 09/10/58 (Call 09/10/25)	1,500	1,655,252
Series 2015-GC35, Class AAB, 3.61%, 11/10/48 (Call 04/10/25)	439	463,801
Series 2016-C1, Class A4, 3.21%, 05/10/49 (Call 05/10/26)	2,374	2,580,839
Series 2016-C2, Class A4, 2.83%, 08/10/49 (Call 08/10/26)	1,000	1,071,042
Series 2016-P3, Class A3, 3.06%, 04/15/49 (Call 01/15/26)	1,500	1,551,527
Series 2016-P6, Class AS, 4.03%, 12/10/49(a)	1,000	1,097,478
Series 2017-P8, Class AS, 3.79%, 09/15/50 (Call 09/15/27)(a)	750	835,721
Series 2018-B2, Class A2, 3.79%, 03/10/51 (Call 03/10/23)	1,000	1,038,750
Series 2018-B2, Class A4, 4.01%, 03/10/51 (Call 02/10/28)	600	687,709
Series 2018-C5, Class A4, 4.23%, 06/10/51 (Call 05/10/28)(a)	3,000	3,481,341
Series 2019-C7, Class A4, 3.10%, 12/15/72 (Call 12/15/29)	2,000	2,202,202
Series 2019-GC41, Class A5, 2.87%, 08/10/56 (Call 08/10/29)	2,500	2,715,225
Series 2019-GC41, Class AS, 3.02%, 08/10/56 (Call 08/10/29)	750	808,583
Series 2019-GC43, Class A2, 2.98%, 11/10/52 (Call 10/10/24)	863	910,093
Series 2019-GC43, Class A4, 3.04%, 11/10/52 (Call 10/10/29)	750	820,394
Series 2020-GC46, Class A5, 2.72%, 02/15/53 (Call 02/15/30)	2,000	2,140,035
Series 2020-GC46, Class AS, 2.92%, 02/15/53 (Call 02/15/30)(a)	500	538,749
Series 2020-GC46, Class B, 3.15%, 02/15/53 (Call 02/15/30)(a)	234	255,589

Schedule of Investments (unaudited) (continued)	iShares® CMBS ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
COMM Mortgage Trust
Series 2012-CR1, Class A3, 3.39%, 05/15/45 (Call 04/15/22)	$179	$181,332
Series 2013-CR11, Class AM, 4.72%, 08/10/50 (Call 09/10/23)(a)	250	269,299
Series 2013-CR6, Class ASB, 2.62%, 03/10/46 (Call 12/10/22)	177	179,829
Series 2013-CR8, Class A5, 3.61%, 06/10/46 (Call 05/10/23)(a)	1,605	1,685,318
Series 2013-CR9, Class A4, 4.25%, 07/10/45(a)	2,200	2,333,855
Series 2013-LC6, Class AM, 3.28%, 01/10/46 (Call 01/10/23)	100	103,353
Series 2013-LC6, Class ASB, 2.48%, 01/10/46 (Call 09/10/22)	76	77,058
Series 2013-LC6, Class B, 3.74%, 01/10/46 (Call 01/10/23)	430	442,243
Series 2014-CR14, Class C, 4.61%, 02/10/47 (Call 01/10/24)(a)	200	210,646
Series 2014-CR15, Class A4, 4.07%, 02/10/47 (Call 01/10/24)(a)	400	430,926
Series 2014-CR16, Class A4, 4.05%, 04/10/47 (Call 03/10/24)	500	539,936
Series 2014-CR16, Class ASB, 3.65%, 04/10/47 (Call 01/10/24)	104	107,981
Series 2014-CR17, Class A5, 3.98%, 05/10/47 (Call 04/10/24)	500	540,476
Series 2014-CR17, Class B, 4.38%, 05/10/47 (Call 05/10/24)	292	311,380
Series 2014-CR18, Class AM, 4.10%, 07/15/47	300	324,766
Series 2014-CR19, Class A5, 3.80%, 08/10/47 (Call 08/10/24)	438	475,972
Series 2014-CR19, Class B, 4.70%, 08/10/47 (Call 08/10/24)(a)	850	936,141
Series 2014-CR20, Class AM, 3.94%, 11/10/47 (Call 10/10/24)	250	269,167
Series 2014-LC15, Class A4, 4.01%, 04/10/47	1,945	2,098,315
Series 2014-LC17, Class A5, 3.92%, 10/10/47 (Call 09/10/24)	675	735,002
Series 2014-UBS2, Class A5, 3.96%, 03/10/47 (Call 02/10/24)	1,521	1,635,431
Series 2014-UBS3, Class C, 4.74%, 06/10/47 (Call 05/10/24)(a)	150	161,204
Series 2014-UBS4, Class A4, 3.42%, 08/10/47 (Call 06/10/24)	250	263,496
Series 2014-UBS4, Class A5, 3.69%, 08/10/47 (Call 07/10/24)	500	536,459
Series 2014-UBS4, Class AM, 3.97%, 08/10/47 (Call 07/10/24)	500	537,102
Series 2014-UBS4, Class B, 4.35%, 08/10/47 (Call 07/10/24)	250	268,620
Series 2014-UBS5, Class A4, 3.84%, 09/10/47 (Call 09/10/24)	730	792,428
Series 2014-UBS6, Class A5, 3.64%, 12/10/47 (Call 11/10/24)	500	541,631
Series 2015-CR22, Class A5, 3.31%, 03/10/48	500	540,303
Series 2015-CR22, Class AM, 3.60%, 03/10/48(a)	200	216,489
Series 2015-CR22, Class C, 4.11%, 03/10/48(a)	300	322,504
Series 2015-CR23, Class A4, 3.50%, 05/10/48	500	545,046
Series 2015-CR24, Class B, 4.38%, 08/10/48 (Call 07/10/25)(a)	750	824,351
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2015-CR24, Class D, 3.46%, 08/10/48 (Call 08/10/25)(a)	$200	$184,730
Series 2015-CR25, Class A4, 3.76%, 08/10/48 (Call 08/10/25)	750	827,477
Series 2015-CR25, Class ASB, 3.54%, 08/10/48 (Call 04/10/25)	827	876,772
Series 2015-CR25, Class B, 4.53%, 08/10/48 (Call 08/10/25)(a)	300	331,391
Series 2015-CR26, Class A4, 3.63%, 10/10/48 (Call 08/10/25)	2,398	2,635,574
Series 2015-DC1, Class A5, 3.35%, 02/10/48 (Call 01/10/25)	750	808,940
Series 2015-DC1, Class B, 4.04%, 02/10/48 (Call 01/10/25)(a)	1,000	1,075,998
Series 2015-DC1, Class C, 4.31%, 02/10/48 (Call 01/10/25)(a)	250	255,921
Series 2015-LC21, Class A4, 3.71%, 07/10/48 (Call 05/10/25)	500	548,142
Series 2015-PC1, Class A5, 3.90%, 07/10/50 (Call 05/10/25)	1,533	1,687,878
Series 2015-PC1, Class ASB, 3.61%, 07/10/50 (Call 11/10/24)	152	160,044
Series 2016-CR28, Class A4, 3.76%, 02/10/49.	2,000	2,217,686
Series 2016-DC2, Class A4, 3.50%, 02/10/49 (Call 12/10/25)	424	452,505
Series 2016-DC2, Class AM, 4.24%, 02/10/49 (Call 02/10/26)	750	835,630
Series 2016-DC2, Class ASB, 3.55%, 02/10/49 (Call 08/10/25)	917	973,393
Series 2016-DC2, Class C, 4.67%, 02/10/49 (Call 02/10/26)(a)	250	273,092
Series 2017-COR2, Class C, 4.56%, 09/10/50 (Call 08/10/27)(a)	750	823,515
Series 2018-COR3, Class A3, 4.23%, 05/10/51 (Call 04/10/28)	750	869,849
Series 2018-COR3, Class B, 4.51%, 05/10/51 (Call 04/10/28)(a)	500	579,987
Series 2019-GC44, Class A5, 2.95%, 08/15/57 (Call 11/15/29)	1,000	1,089,227
Commission Mortgage Trust
Series 2013-LC13, Class A5, 4.21%, 08/10/46 (Call 08/10/23)	778	826,801
Series 2014-UBS2, Class AM, 4.20%, 03/10/47 (Call 02/10/24)	425	456,794
Series 2014-UBS6, Class A4, 3.38%, 12/10/47 (Call 10/10/24)	1,000	1,070,213
Series 2015-CR22, Class ASB, 3.14%, 03/10/48	1,817	1,893,263
Series 2015-LC19, Class A4, 3.18%, 02/10/48 (Call 01/10/25)	1,000	1,074,112
Series 2015-LC23, Class A4, 3.77%, 10/10/48	1,000	1,106,290
Series 2016-CR28, Class C, 4.64%, 02/10/49(a)	604	665,866
Series 2018-COR3, Class C, 4.56%, 05/10/51 (Call 04/10/28)(a)	500	557,895
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A4, 3.51%, 04/15/50 (Call 01/15/25)	500	539,523
Series 2015-C1, Class AS, 3.79%, 04/15/50 (Call 01/15/25)(a)	435	468,959
Series 2015-C2, Class A4, 3.50%, 06/15/57 (Call 04/15/25)	500	541,524
Series 2015-C2, Class AS, 3.85%, 06/15/57 (Call 04/15/25)(a)	700	748,390

Schedule of Investments (unaudited) (continued)	iShares® CMBS ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2015-C3, Class A4, 3.72%, 08/15/48 (Call 07/15/25)	$650	$713,077
Series 2015-C4, Class A3, 3.54%, 11/15/48	1,489	1,621,169
Series 2015-C4, Class A4, 3.81%, 11/15/48	1,464	1,618,517
Series 2015-C4, Class D, 3.56%, 11/15/48(a)	250	253,495
Series 2016-C5, Class C, 4.65%, 11/15/48 (Call 11/15/25)(a)	750	814,041
Series 2016-C6, Class C, 4.92%, 01/15/49 (Call 04/15/26)(a)	350	380,018
Series 2016-C7, Class A4, 3.21%, 11/15/49 (Call 07/15/26)	193	207,007
Series 2016-C7, Class AS, 3.96%, 11/15/49 (Call 10/15/26)(a)	1,000	1,104,194
Series 2017-CX9, Class A5, 3.45%, 09/15/50	1,000	1,103,129
Series 2018-CX11, Class A5, 4.03%, 04/15/51 (Call 03/15/28)(a)	1,000	1,141,845
Series 2019-C15, Class A2, 3.45%, 03/15/52	1,175	1,238,917
Series 2019-C15, Class B, 4.48%, 03/15/52	1,000	1,157,565
Series 2019-C17, Class A5, 3.02%, 09/15/52	2,000	2,176,260
Series 2019-C18, Class ASB, 2.87%, 12/15/52	500	540,603
Series 2020-C19, Class A3, 2.56%, 03/15/53	500	525,760
DBGS Mortgage Trust, Series 2018-C1, Class A4, 4.47%, 10/15/51	1,400	1,655,842
DBJPM Mortgage Trust
Series 2016-C1, Class A4, 3.28%, 05/10/49 (Call 02/10/26)	1,000	1,087,119
Series 2016-C1, Class ASB, 3.04%, 05/10/49 (Call 12/10/25)	469	495,216
Series 2016-C1, Class B, 4.20%, 05/10/49 (Call 03/10/26)(a)	500	539,544
Series 2016-C1, Class C, 3.33%, 05/10/49(a)	468	459,585
Series 2017-C6, Class A3, 3.27%, 06/10/50 (Call 06/10/24)	750	788,005
Federal National Mortgage Association
Series 2016-M1, Class A2, 2.94%, 01/25/26(a)	983	1,056,504
Series 2016-M10, Class AV2, 3.00%, 11/25/45.	500	546,840
Series 2016-M5, Class A2, 2.47%, 04/25/26	500	532,526
Series 2017-M1, Class A2, 2.42%, 10/25/26(a)	894	951,409
Series 2017-M14, Class A2, 2.87%, 11/25/27(a)	1,830	2,019,503
Series 2019-M1, Class A1, 3.36%, 09/25/28	782	855,015
Series 2020-M1, Class A1, 2.15%, 10/25/29	2,017	2,131,894
Series 2020-M1, Class A2, 2.44%, 10/25/29	4,130	4,485,341
Series 2020-M14, Class A2, 1.78%, 05/25/30	1,000	1,032,132
Series 2020-M20, Class A2, 1.44%, 10/25/29	250	252,228
Series 2020-M5, Class A3, 2.19%, 01/25/30	1,000	1,067,335
Series 2020-M8, Class A2, 1.82%, 02/25/30	100	103,412
Series 2021-M4, Class A2, 1.47%, 02/25/31(a)	1,500	1,502,527
Serise 2015-M15, Class A2, 2.92%, 10/25/25(a)	1,000	1,074,232
FHLMC Multifamily Structured Pass Through Certificates
Series K057, Class A2, 2.57%, 07/25/26 (Call 07/25/26)	1,725	1,855,754
Series K106, Class A1, 1.78%, 10/25/29 (Call 10/25/29)	4,439	4,630,220
Series K107, Class A2, 1.64%, 01/25/30 (Call 01/25/30)	3,250	3,335,132
Series K109, Class A2, 1.56%, 04/25/30 (Call 04/25/30)	2,000	2,037,641
Series K-1516, Class A2, 1.72%, 05/25/35 (Call 05/25/35)	1,500	1,485,664
Series K156, Class A3, 3.70%, 06/25/33 (Call 06/25/33)(a)	500	597,659
Series K727, Class A2, 2.95%, 07/25/24 (Call 07/25/24)	1,000	1,055,207
Series K737, Class AM, 2.10%, 10/25/26 (Call 10/25/26)	300	316,389
Freddie Mac Multifamily Structured Pass Through Certificates
Series K039, Class A2, 3.30%, 07/25/24 (Call 07/25/24)	263	282,542
Series K056, Class A1, 2.20%, 07/25/25 (Call 05/25/25)	1,146	1,185,523
Series K070, Class A1, 3.03%, 04/25/27.	1,739	1,864,481
Series K078, Class A1, 3.67%, 01/25/28 (Call 01/25/28)	1,395	1,542,440
Series K089, Class A1, 3.34%, 10/25/28.	3,283	3,635,159
Series K095, Class A2, 2.79%, 06/25/29 (Call 06/25/29)	175	193,657
Series K098, Class A2, 2.43%, 08/25/29 (Call 08/25/29)	500	541,836
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series K099, Class A2, 2.60%, 09/25/29 (Call 09/25/29)	$1,811	$1,980,932
Series K104, Class A2, 2.25%, 02/25/52 (Call 01/25/30)	2,005	2,146,985
Series K110, Class A1, 1.02%, 09/25/29 (Call 09/25/29)	991	989,881
Series K114, Class A2, 1.37%, 06/25/30 (Call 06/25/30)	4,010	4,017,453
Series K116, Class A2, 1.38%, 07/25/30 (Call 07/25/30)	2,000	2,005,242
Series K118, Class A1, 0.79%, 03/25/30 (Call 03/25/30)	1,966	1,919,130
Series K118, Class A2, 1.49%, 09/25/30 (Call 09/25/30)	1,500	1,517,132
Series K119, Class A2, 1.57%, 09/25/30 (Call 09/25/30)	3,000	3,052,429
Series K120, Class A2, 1.50%, 10/25/30 (Call 10/25/30)	4,000	4,045,747
Series K121, Class A2, 1.55%, 10/25/30 (Call 10/25/30)	1,500	1,523,116
Series K123, Class A2, 1.62%, 12/25/30 (Call 12/25/30)	600	612,884
Series K124, Class A2, 1.66%, 12/25/30 (Call 12/25/30)	800	818,855
Series K125, Class A2, 1.85%, 01/25/31 (Call 01/25/31)	2,000	2,077,852
Series K126, Class A2, 2.07%, 01/25/31 (Call 01/25/31)	1,000	1,057,608
Series K127, Class A2, 2.11%, 01/25/31 (Call 01/25/31)	7,500	7,954,384
Series K128, Class A2, 2.02%, 03/25/31 (Call 03/25/31)	3,000	3,162,487
Series K-1511, Class A2, 3.47%, 03/25/31 (Call 03/25/31)	1,000	1,178,273
Series K-1517, Class A2, 1.72%, 07/25/35 (Call 07/25/35)	500	495,431
Series K-1518, Class A2, 1.86%, 10/25/35 (Call 10/25/35)	2,500	2,512,464
Series K152, Class A1, 2.83%, 05/25/30 (Call 05/25/30)	1,235	1,351,794
Series K-1520, Class A2, 2.44%, 02/25/36 (Call 02/25/36)	2,000	2,131,116
Series K155, Class A1, 3.75%, 11/25/29 (Call 11/25/29)	500	566,341
Series K735, Class A2, 2.86%, 05/25/26 (Call 05/25/26)	2,000	2,165,711
Series K740, Class A2, 1.47%, 09/25/27 (Call 09/25/27)	2,000	2,045,036
Series K741, Class A2, 1.60%, 12/25/27 (Call 12/25/27)	1,120	1,152,919
Series K742, Class A2, 1.76%, 03/25/28 (Call 03/25/28)	2,550	2,650,319
Series K742, Class AM, 1.37%, 04/25/28 (Call 04/25/28)	1,400	1,413,342
GS Mortgage Securities Corp. II, Series 2013-GC10, Class A5, 2.94%, 02/10/46 (Call 01/10/23)	400	412,827
GS Mortgage Securities Trust
Series 2012-GCJ7, Class AS, 4.09%, 05/10/45	100	101,784
Series 2012-GCJ9, Class AS, 3.12%, 11/10/45 (Call 11/10/22)	200	205,355
Series 2013-GC12, Class AS, 3.38%, 06/10/46 (Call 05/10/23)	300	311,927
Series 2013-GC12, Class B, 3.78%, 06/10/46 (Call 05/10/23)(a)	115	120,321
Series 2013-GC14, Class A5, 4.24%, 08/10/46 (Call 07/10/23)	550	586,281
Series 2013-GC16, Class A4, 4.27%, 11/10/46 (Call 10/10/23)	3,500	3,758,645
Series 2013-GC16, Class AS, 4.65%, 11/10/46 (Call 11/10/23)	150	161,086
Series 2013-GC16, Class C, 5.31%, 11/10/46(a)	100	104,060
Series 2014-GC18, Class AS, 4.38%, 01/10/47 (Call 01/10/24)	650	683,190
Series 2014-GC20, Class A5, 4.00%, 04/10/47	400	430,642
Series 2014-GC20, Class B, 4.53%, 04/10/47(a)	250	259,074
Series 2014-GC22, Class A5, 3.86%, 06/10/47 (Call 05/10/24)	1,000	1,079,463
Series 2014-GC22, Class AS, 4.11%, 06/10/47 (Call 05/10/24)	250	269,850
Series 2014-GC24, Class AAB, 3.65%, 09/10/47 (Call 06/10/24)	371	387,178
Series 2014-GC26, Class A5, 3.63%, 11/10/47 (Call 11/10/24)	750	812,140
Series 2015-GC30, Class AAB, 3.12%, 05/10/50 (Call 10/10/24)	346	359,794
Series 2015-GC30, Class AS, 3.78%, 05/10/50 (Call 05/10/25)(a)	500	544,669

Schedule of Investments (unaudited) (continued)	iShares® CMBS ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2015-GC32, Class A3, 3.50%, 07/10/48 (Call 06/10/25)	$600	$645,843
Series 2015-GC32, Class C, 4.42%, 07/10/48 (Call 07/10/25)(a)	804	864,662
Series 2015-GC34, Class A4, 3.51%, 10/10/48 (Call 09/10/25)	2,500	2,734,165
Series 2016-GS2, Class A4, 3.05%, 05/10/49 (Call 02/10/26)	1,170	1,262,933
Series 2016-GS3, Class A3, 2.59%, 10/10/49 (Call 08/10/26)	1,385	1,459,004
Series 2016-GS3, Class A4, 2.85%, 10/10/49 (Call 09/10/26)	500	537,549
Series 2017-GS7, Class A3, 3.17%, 08/10/50 (Call 05/10/27)	1,000	1,083,554
Series 2017-GS7, Class AAB, 3.20%, 08/10/50 (Call 03/10/27)	910	976,303
Series 2017-GS7, Class B, 3.88%, 08/10/50 (Call 07/10/27)	500	553,328
Series 2018-GS9, Class A4, 3.99%, 03/10/51 (Call 02/10/28)(a)	1,000	1,147,585
Series 2019-GC38, Class A4, 3.97%, 02/10/52 (Call 01/10/29)	750	866,468
Series 2019-GC40, Class A4, 3.16%, 07/10/52 (Call 06/10/29)	1,131	1,247,457
Series 2019-GSA1, Class C, 3.80%, 11/10/52 (Call 10/10/29)(a)	500	539,734
Series 2020-GC45, Class A4, 2.66%, 02/13/53	775	824,971
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2015-JP1, Class A4, 3.65%, 01/15/49	1,000	1,095,025
Series 2015-JP1, Class AS, 4.12%, 01/15/49 (Call 12/15/25)(a)	750	830,106
Series 2016-JP3, Class AS, 3.14%, 08/15/49 (Call 09/15/26)	1,000	1,073,304
Series 2016-JP3, Class B, 3.40%, 08/15/49 (Call 09/15/26)(a)	108	114,349
JPMBB Commercial Mortgage Securities Trust
Series 2013-C12, Class AS, 4.04%, 07/15/45 (Call 05/15/23)(a)	500	526,202
Series 2013-C14, Class A4, 4.13%, 08/15/46 (Call 07/15/23)(a)	513	542,753
Series 2013-C14, Class AS, 4.41%, 08/15/46 (Call 07/15/23)(a)	150	158,778
Series 2013-C14, Class B, 4.56%, 08/15/46 (Call 07/15/23)(a)	500	522,002
Series 2013-C15, Class B, 4.93%, 11/15/45 (Call 10/15/23)(a)	200	214,480
Series 2013-C15, Class C, 5.18%, 11/15/45 (Call 10/15/23)(a)	110	118,082
Series 2013-C17, Class A4, 4.20%, 01/15/47 (Call 12/15/23)	490	527,162
Series 2013-C17, Class C, 4.89%, 01/15/47 (Call 12/15/23)(a)	100	104,559
Series 2014-C18, Class A5, 4.08%, 02/15/47 (Call 02/15/24)	1,400	1,508,410
Series 2014-C18, Class AS, 4.44%, 02/15/47 (Call 02/15/24)(a)	1,200	1,280,987
Series 2014-C18, Class ASB, 3.57%, 02/15/47 (Call 07/15/23)	701	722,933
Series 2014-C18, Class B, 4.80%, 02/15/47 (Call 02/15/24)(a)	225	238,812
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2014-C19, Class C, 4.66%, 04/15/47 (Call 04/15/24)(a)	$200	$212,888
Series 2014-C21, Class A4, 3.49%, 08/15/47 (Call 05/15/24)	653	696,213
Series 2014-C21, Class A5, 3.77%, 08/15/47 (Call 06/15/24)	2,835	3,064,636
Series 2014-C21, Class ASB, 3.43%, 08/15/47 (Call 02/15/24)	224	233,009
Series 2014-C22, Class A4, 3.80%, 09/15/47 (Call 08/15/24)	750	810,293
Series 2014-C22, Class C, 4.55%, 09/15/47 (Call 08/15/24)(a)	200	197,612
Series 2014-C23, Class A5, 3.93%, 09/15/47 (Call 09/15/24)	1,144	1,246,431
Series 2014-C23, Class ASB, 3.66%, 09/15/47 (Call 07/15/24)	221	231,181
Series 2014-C25, Class AS, 4.07%, 11/15/47 (Call 10/15/24)	222	241,124
Series 2014-C25, Class B, 4.35%, 11/15/47 (Call 11/15/24)(a)	185	199,045
Series 2015-C27, Class AS, 3.63%, 02/15/48 (Call 01/15/25)	500	535,964
Series 2015-C28, Class A3, 2.91%, 10/15/48 (Call 01/15/25)	978	1,017,423
Series 2015-C28, Class ASB, 3.04%, 10/15/48 (Call 11/15/24)	367	381,224
Series 2015-C29, Class A4, 3.61%, 05/15/48 (Call 04/15/25)	2,500	2,722,169
Series 2015-C29, Class ASB, 3.30%, 05/15/48 (Call 11/15/24)	384	401,581
Series 2015-C29, Class B, 4.12%, 05/15/48 (Call 05/15/25)(a)	250	265,883
Series 2015-C30, Class AS, 4.23%, 07/15/48 (Call 07/15/25)(a)	635	700,966
Series 2015-C31, Class A3, 3.80%, 08/15/48 (Call 08/15/25)	1,090	1,192,761
Series 2015-C33, Class A4, 3.77%, 12/15/48 (Call 11/15/25)	1,000	1,106,544
Series 2016-C1, Class A5, 3.58%, 03/15/49 (Call 01/15/26)	822	904,083
Series 2016-C1, Class B, 4.74%, 03/15/49 (Call 02/15/26)(a)	450	506,169
Series 2016-C1, Class C, 4.74%, 03/15/49 (Call 02/15/26)(a)	400	438,972
JPMCC Commercial Mortgage Securities Trust
JPMCC 2017-JP5, Class ASB, 3.55%, 03/15/50	130	140,403
Series 2017-JP5, Class A3, 3.34%, 03/15/50	250	263,566
Series 2017-JP5, Class A5, 3.72%, 03/15/50	1,300	1,460,136
Series 2017-JP5, Class AS, 3.88%, 03/15/50(a)	650	724,668
Series 2017-JP6, Class A5, 3.49%, 07/15/50 (Call 04/15/27)	300	333,208
Series 2017-JP6, Class AS, 3.74%, 07/15/50 (Call 05/15/27)	400	444,541
Series 2017-JP7, Class A5, 3.45%, 09/15/50 (Call 07/15/27)	1,000	1,111,545
Series 2019-COR4, Class ASB, 3.94%, 03/10/52 (Call 03/10/28)	1,000	1,122,613
Series 2019-COR5, Class A2, 3.15%, 06/13/52 (Call 05/13/24)	360	378,872
Series 2019-COR5, Class A4, 3.39%, 06/13/52 (Call 04/13/29)	1,200	1,336,868

Schedule of Investments (unaudited) (continued)	iShares® CMBS ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2, Class A4, 3.14%, 06/15/49 (Call 04/15/26)	$1,000	$1,082,435
Series 2016-C2, Class B, 3.99%, 06/15/49 (Call 05/15/26)(a)	750	796,559
Series 2017-C5, Class A5, 3.69%, 03/15/50 (Call 01/15/27)	3,100	3,449,993
Series 2017-C7, Class A3, 3.05%, 10/15/50	1,200	1,262,919
Series 2017-C7, Class A5, 3.41%, 10/15/50 (Call 08/15/27)	3,050	3,398,131
Series 2019-COR6, Class A4, 3.06%, 11/13/52 (Call 10/13/29)	955	1,045,928
Series 2020-COR7, Class A5, 2.18%, 05/13/53 (Call 03/13/30)	539	553,824
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-C8, Class ASB, 2.38%, 10/15/45 (Call 05/15/22)	55	55,633
Series 2012-LC9, Class A5, 2.84%, 12/15/47 (Call 11/15/22)	1,000	1,024,222
Series 2013-C10, Class A5, 3.14%, 12/15/47 (Call 02/15/23)	589	609,763
Series 2013-C10, Class AS, 3.37%, 12/15/47 (Call 02/15/23)	1,100	1,140,964
Series 2013-C10, Class B, 3.67%, 12/15/47 (Call 02/15/23)(a)	1,100	1,140,428
Series 2013-C10, Class C, 4.10%, 12/15/47 (Call 02/15/23)(a)	200	204,418
Series 2013-C13, Class A4, 3.99%, 01/15/46 (Call 06/15/23)(a)	205	217,146
Series 2013-C13, Class ASB, 3.41%, 01/15/46	19	19,510
Series 2013-C16, Class ASB, 3.67%, 12/15/46	174	179,957
Series 2013-LC11, Class A5, 2.96%, 04/15/46 (Call 04/15/23)	500	517,790
Series 2014-C20, Class A5, 3.80%, 07/15/47 (Call 05/15/24)	500	538,554
Series 2014-C20, Class B, 4.40%, 07/15/47 (Call 06/15/24)(a)	100	107,624
Series 2015-JP1, Class A5, 3.91%, 01/15/49 (Call 12/15/25)	2,462	2,740,315
Series 2016-JP2, Class A4, 2.82%, 08/15/49 (Call 07/15/26)	1,023	1,096,623
Series 2016-JP2, Class AS, 3.06%, 08/15/49 (Call 07/15/26)	700	734,637
Series 2016-JP4, Class A4, 3.65%, 12/15/49 (Call 11/15/26)(a)	1,090	1,215,482
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class A4, 2.86%, 11/15/45 (Call 09/15/22)	1,198	1,221,635
Series 2012-C6, Class AS, 3.48%, 11/15/45 (Call 09/15/22)	500	514,464
Series 2013-C09, Class A4, 3.10%, 05/15/46 (Call 04/15/23)	1,500	1,559,371
Series 2013-C10, Class A4, 4.08%, 07/15/46 (Call 06/15/23)(a)	1,000	1,051,670
Series 2013-C10, Class ASB, 3.91%, 07/15/46(a)	86	87,916
Series 2013-C11, Class A3, 3.96%, 08/15/46 (Call 05/15/23)	479	498,070
Series 2013-C11, Class A4, 4.15%, 08/15/46 (Call 07/15/23)(a)	800	838,210
Series 2013-C13, Class A4, 4.04%, 11/15/46 (Call 11/15/23)	600	642,203
Series 2013-C13, Class C, 4.90%, 11/15/46(a)	230	233,353
Series 2013-C7, Class AAB, 2.47%, 02/15/46 (Call 11/15/22)	47	47,195
Series 2013-C7, Class AS, 3.21%, 02/15/46 (Call 01/15/23)	1,621	1,660,768
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2013-C7, Class B, 3.77%, 02/15/46 (Call 01/15/23)	$200	$202,898
Series 2013-C8, Class B, 3.56%, 12/15/48 (Call 02/15/23)(a)	200	205,978
Series 2014-C14, Class A5, 4.06%, 02/15/47 (Call 01/15/24)	1,000	1,074,322
Series 2014-C14, Class AS, 4.38%, 02/15/47 (Call 01/15/24)(a)	200	215,638
Series 2014-C14, Class B, 4.86%, 02/15/47 (Call 01/15/24)(a)	200	216,162
Series 2014-C15, Class ASB, 3.65%, 04/15/47 (Call 12/15/23)	121	125,526
Series 2014-C16, Class A5, 3.89%, 06/15/47 (Call 05/15/24)	500	539,184
Series 2014-C17, Class A5, 3.74%, 08/15/47 (Call 07/15/24)	1,500	1,617,728
Series 2014-C18, Class A3, 3.65%, 10/15/47	358	381,164
Series 2014-C18, Class A4, 3.92%, 10/15/47	150	163,088
Series 2014-C19, Class A4, 3.53%, 12/15/47 (Call 11/15/24)	1,275	1,375,769
Series 2015-C20, Class A4, 3.25%, 02/15/48 (Call 12/15/24)	3,500	3,754,352
Series 2015-C20, Class AS, 3.61%, 02/15/48 (Call 01/15/25)	500	538,358
Series 2015-C21, Class A4, 3.34%, 03/15/48 (Call 02/15/25)	901	966,550
Series 2015-C22, Class A4, 3.31%, 04/15/48 (Call 04/15/25)	1,000	1,077,290
Series 2015-C22, Class C, 4.21%, 04/15/48 (Call 04/15/25)(a)	250	251,744
Series 2015-C23, Class A3, 3.45%, 07/15/50 (Call 05/15/25)	730	789,819
Series 2015-C24, Class A3, 3.48%, 05/15/48 (Call 05/15/25)	369	398,311
Series 2015-C24, Class A4, 3.73%, 05/15/48 (Call 07/15/25)	950	1,045,475
Series 2015-C25, Class ASB, 3.38%, 10/15/48 (Call 06/15/25)	540	566,190
Series 2015-C27, Class A4, 3.75%, 12/15/47 (Call 10/15/25)	1,373	1,513,509
Series 2016-C28, Class A4, 3.54%, 01/15/49 (Call 01/15/26)	2,900	3,180,195
Series 2016-C30, Class A5, 2.86%, 09/15/49 (Call 08/15/26)	500	536,365
Series 2016-C31, Class A5, 3.10%, 11/15/49 (Call 10/15/26)	2,250	2,441,844
Series 2016-C32, Class A4, 3.72%, 12/15/49 (Call 12/15/26)	1,000	1,120,566
Series 2016-C32, Class ASB, 3.51%, 12/15/49 (Call 07/15/26)	310	333,412
Series 2017-C33, Class A5, 3.60%, 05/15/50 (Call 04/15/27)	1,100	1,225,493
Series 2017-C34, Class A4, 3.54%, 11/15/52 (Call 09/15/27)	1,000	1,117,292
Series 2017-C34, Class AS, 3.86%, 11/15/52 (Call 10/15/27)	500	560,590
Morgan Stanley Capital I, Series 2017-HR2, Class A4, 3.59%, 12/15/50 (Call 12/15/27)	2,010	2,245,416
Morgan Stanley Capital I Trust
Series 2015-MS1, Class A4, 3.78%, 05/15/48 (Call 05/15/25)(a)	500	547,960

Schedule of Investments (unaudited) (continued)	iShares® CMBS ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2015-UBS8, Class AS, 4.11%, 12/15/48	$250	$274,599
Series 2016-BNK2, Class A4, 3.05%, 11/15/49 (Call 10/15/26)	1,250	1,359,142
Series 2016-UB11, Class A4, 2.78%, 08/15/49 (Call 08/15/26)	1,000	1,068,539
Series 2017-H1, Class A5, 3.53%, 06/15/50 (Call 05/15/27)	1,000	1,112,561
Series 2018-H3, Class A5, 4.18%, 07/15/51 (Call 06/15/28)	1,000	1,159,269
Series 2019-H7, Class A4, 3.26%, 07/15/52	1,000	1,105,648
Series 2020-L4, Class A3, 2.70%, 02/15/53 (Call 02/15/30)	1,500	1,602,775
Series 2021-L6, Class A2, 2.13%, 06/15/54 (Call 07/15/26)	1,500	1,556,171
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class A4, 3.06%, 10/10/48 (Call 06/10/26)	1,000	1,069,276
UBS Commercial Mortgage Trust
Series 2017-C2, Class A4, 3.49%, 08/15/50 (Call 07/15/27)	1,000	1,110,978
Series 2017-C6, Class AS, 3.93%, 12/15/50(a)	500	559,354
Series 2017-C7, Class A4, 3.68%, 12/15/50 (Call 12/15/27)	1,000	1,126,163
Series 2018-C08, Class A4, 3.98%, 02/15/51 (Call 02/15/28)	1,325	1,515,948
Series 2018-C12, Class ASB, 4.19%, 08/15/51	1,765	1,990,140
Series 2018-C15, Class B, 4.92%, 12/15/51 (Call 12/15/28)(a)	750	878,952
Series 2019-C16, Class AS, 3.89%, 04/15/52 (Call 03/15/29)	1,334	1,495,681
Series 2019-C17, Class A4, 2.92%, 10/15/52 (Call 09/15/29)	1,000	1,082,615
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class A5, 2.85%, 12/10/45 (Call 11/10/22)	250	256,310
Series 2012-C4, Class AAB, 2.46%, 12/10/45 (Call 06/10/22)	65	66,034
Series 2013-C5, Class A4, 3.18%, 03/10/46 (Call 01/10/23)	1,222	1,258,013
Series 2013-C6, Class A4, 3.24%, 04/10/46 (Call 03/10/23)	677	700,977
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5, Class A3, 2.92%, 10/15/45 (Call 09/15/22)	1,112	1,134,311
Series 2012-LC5, Class AS, 3.54%, 10/15/45 (Call 09/15/22)	200	206,039
Series 2012-LC5, Class B, 4.14%, 10/15/45 (Call 09/15/22)	300	310,169
Series 2013-LC12, Class A4, 4.22%, 07/15/46 (Call 06/15/23)(a)	650	688,912
Series 2013-LC12, Class AS, 4.31%, 07/15/46 (Call 07/15/23)(a)	473	493,146
Series 2014-LC16, Class ASB, 3.48%, 08/15/50 (Call 03/15/24)	579	600,539
Series 2015-C26, Class AS, 3.58%, 02/15/48 (Call 01/15/25)	820	875,573
Series 2015-C27, Class B, 4.14%, 02/15/48 (Call 03/15/25)(a)	330	351,803
Series 2015-C28, Class A4, 3.54%, 05/15/48 (Call 04/15/25)	500	545,436
Series 2015-C28, Class AS, 3.87%, 05/15/48 (Call 04/15/25)(a)	250	273,330
Series 2015-C30, Class A4, 3.66%, 09/15/58 (Call 07/15/25)	817	898,764
Series 2015-C30, Class ASB, 3.41%, 09/15/58	396	415,945
Series 2015-C31, Class A4, 3.70%, 11/15/48 (Call 10/15/25)	500	551,870
Series 2015-C31, Class C, 4.60%, 11/15/48 (Call 11/15/25)(a)	450	484,121
Series 2015-LC20, Class A3, 3.09%, 04/15/50	600	612,947
Series 2015-LC20, Class B, 3.72%, 04/15/50	750	794,388
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2015-LC22, Class A4, 3.84%, 09/15/58 (Call 09/15/25)	$1,000	$1,107,238
Series 2015-NXS2, Class A5, 3.77%, 07/15/58 (Call 06/15/25)(a)	750	825,617
Series 2016-C32, Class ASB, 3.32%, 01/15/59 (Call 06/15/25)	993	1,047,232
Series 2016-C34, Class A4, 3.10%, 06/15/49 (Call 04/15/26)	1,000	1,074,362
Series 2016-C35, Class A4, 2.93%, 07/15/48 (Call 06/15/26)	1,000	1,072,624
Series 2016-C36, Class AS, 3.42%, 11/15/59 (Call 10/15/26)	500	533,770
Series 2016-C37, Class ASB, 3.62%, 12/15/49 (Call 06/15/26)	1,000	1,073,331
Series 2016-LC24, Class A4, 2.94%, 10/15/49 (Call 08/15/26)	2,930	3,167,617
Series 2016-LC25, Class B, 4.42%, 12/15/59 (Call 11/15/26)(a)	198	219,408
Series 2016-NXS4, Class A4, 3.72%, 12/15/48	1,000	1,105,490
Series 2016-NXS6, Class B, 3.81%, 11/15/49 (Call 09/15/26)	500	539,345
Series 2017-C38, Class A4, 3.19%, 07/15/50 (Call 05/15/27)	500	543,990
Series 2017-C38, Class A5, 3.45%, 07/15/50 (Call 06/15/27)	2,000	2,223,372
Series 2017-C39, Class A5, 3.42%, 09/15/50 (Call 07/15/27)	2,500	2,775,331
Series 2017-C39, Class ASB, 3.21%, 09/15/50 (Call 12/15/26)	1,000	1,071,679
Series 2017-C42, Class A4, 3.59%, 12/15/50	1,250	1,401,471
Series 2017-C42, Class B, 4.00%, 12/15/50(a)	500	556,211
Series 2018-C44, Class A5, 4.21%, 05/15/51 (Call 04/15/28)	1,000	1,159,268
Series 2018-C45, Class AS, 4.41%, 06/15/51 (Call 06/15/28)(a)	350	404,396
Series 2018-C46, Class AS, 4.38%, 08/15/51	500	578,170
Series 2018-C47, Class A4, 4.44%, 09/15/61 (Call 09/15/28)	2,250	2,653,168
Series 2018-C48, Class A5, 4.30%, 01/15/52 (Call 12/15/28)	1,000	1,174,280
Series 2019-C49, Class A5, 4.02%, 03/15/52 (Call 02/15/29)	1,625	1,880,956
Series 2019-C49, Class C, 4.87%, 03/15/52 (Call 02/15/29)(a)	665	762,543
Series 2019-C50, Class A5, 3.73%, 05/15/52 (Call 04/15/29)	750	853,345
Series 2019-C51, Class AS, 3.58%, 06/15/52 (Call 06/15/29)	492	547,128
Series 2019-C52, Class AS, 3.14%, 08/15/52 (Call 08/15/29)	1,074	1,163,371
Series 2019-C53, Class A4, 3.04%, 10/15/52 (Call 10/15/29)	1,400	1,530,385
Series 2020-C55, Class A5, 2.73%, 02/15/53 (Call 01/15/30)	1,000	1,070,642
Series 2020-C56, Class ASB, 2.42%, 06/15/53 (Call 11/15/29)	2,000	2,119,104
Series 2020-C56, Class B, 3.75%, 06/15/53 (Call 03/15/30)(a)	345	388,552
Series 2020-C56, Class C, 3.75%, 06/15/53 (Call 04/15/30)(a)	800	888,897

Schedule of Investments (unaudited) (continued)	iShares® CMBS ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2020-C57, Class A4, 2.12%, 08/15/53 (Call 08/15/30)	$2,919	$2,982,633
Series 2020-C58, Class A4, 2.09%, 07/15/53 (Call 11/15/30)	1,000	1,017,240
Series 2021-C59, Class A5, 2.63%, 04/15/54 (Call 04/15/31)	1,000	1,063,575
WFRBS Commercial Mortgage Trust
Series 2012-C10, Class A3, 2.88%, 12/15/45 (Call 12/15/22)	200	204,842
Series 2012-C10, Class AS, 3.24%, 12/15/45 (Call 12/15/22)	250	256,515
Series 2012-C6, Class AS, 3.84%, 04/15/45 (Call 02/15/22)	145	146,998
Series 2012-C8, Class ASB, 2.56%, 08/15/45 (Call 12/15/21)	35	34,948
Series 2012-C9, Class A3, 2.87%, 11/15/45 (Call 10/15/22)	171	174,193
Series 2012-C9, Class C, 4.54%, 11/15/45 (Call 10/15/22)(a)	150	151,180
Series 2013-C13, Class C, 3.91%, 05/15/45 (Call 05/15/23)(a)	110	113,726
Series 2013-C14, Class B, 3.84%, 06/15/46 (Call 05/15/23)(a)	500	517,736
Series 2013-C15, Class A4, 4.15%, 08/15/46 (Call 07/15/23)(a)	2,000	2,115,873
Series 2013-C17, Class A3, 3.75%, 12/15/46 (Call 10/15/23)	756	802,915
Series 2013-C17, Class ASB, 3.56%, 12/15/46 (Call 08/15/23)	357	368,934
Series 2013-C18, Class A4, 3.90%, 12/15/46 (Call 12/15/23)	543	573,762
Series 2013-C18, Class A5, 4.16%, 12/15/46 (Call 12/15/23)(a)	1,000	1,076,573
Series 2013-UBS1, Class A4, 4.08%, 03/15/46 (Call 11/15/23)(a)	797	853,128
Series 2014-C19, Class A4, 3.83%, 03/15/47 (Call 02/15/24)	300	320,058
Series 2014-C19, Class B, 4.72%, 03/15/47 (Call 03/15/24)(a)	300	323,252
Series 2014-C20, Class A5, 4.00%, 05/15/47 (Call 04/15/24)	1,887	2,038,391
Series 2014-C20, Class ASB, 3.64%, 05/15/47 (Call 01/15/24)	205	213,070
Series 2014-C22, Class A4, 3.49%, 09/15/57	1,500	1,589,725
Series 2014-C22, Class A5, 3.75%, 09/15/57	400	434,132
Series 2014-C22, Class AS, 4.07%, 09/15/57(a)	480	520,797
Series 2014-C24, Class A5, 3.61%, 11/15/47 (Call 10/15/24)	100	107,995
Series 2014-C25, Class A5, 3.63%, 11/15/47 (Call 11/15/24)	1,050	1,141,014
Series 2014-LC14, Class A5, 4.05%, 03/15/47 (Call 01/15/24)	950	1,021,574
Series 2014-LC14, Class ASB, 3.52%, 03/15/47 (Call 10/15/23)	75	77,904
		527,131,649
Total Collaterized Mortgage Obligations — 68.1%
(Cost: $512,936,081)		527,131,649
Security	Par (000)	Value

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 31.0%
Federal National Mortgage Association
Series 2012-M9, Class A2, 2.48%, 04/25/22	$209	$209,819
Series 2013-M12, Class APT, 2.41%, 03/25/23(a)	446	454,452
Series 2013-M14, Class A2, 3.33%, 10/25/23(a)	2,688	2,844,295
Series 2013-M6, Class 1A2, 3.43%, 02/25/43(a)	476	532,778
Series 2013-M7, Class A2, 2.28%, 12/27/22	419	425,085
Series 2014-M11, Class 1A, 3.12%, 08/25/24(a)	646	689,043
Series 2014-M11, Class 2A, 3.30%, 08/25/26(a)	579	640,530
Series 2014-M13, Class A2, 3.02%, 08/25/24(a)	176	186,836
Series 2014-M3, Class A2, 3.49%, 01/25/24(a)	682	721,966
Series 2014-M4, Class A2, 3.35%, 03/25/24(a)	554	591,328
Series 2014-M9, Class A2, 3.10%, 07/25/24(a)	1,307	1,388,802
Series 2015-M1, Class A2, 2.53%, 09/25/24	678	709,979
Series 2015-M10, Class A2, 3.09%, 04/25/27(a)	2,477	2,723,669
Series 2015-M11, Class A2, 2.82%, 04/25/25(a)	800	853,597
Series 2015-M13, Class A2, 2.71%, 06/25/25(a)	956	1,017,032
Series 2015-M2, Class A, 2.62%, 12/25/24	347	365,085
Series 2015-M8, Class A2, 2.90%, 01/25/25(a)	1,250	1,329,503
Series 2016-M6, Class A2, 2.49%, 05/25/26	310	330,789
Series 2016-M9, Class A2, 2.29%, 06/25/26	2,000	2,112,292
Series 2017, Class A2, 2.96%, 09/25/27(a)	1,000	1,105,396
Series 2017-M15, Class AV2, 2.62%, 11/25/24(a)	979	1,028,975
Series 2017-M2, Class A2, 2.80%, 02/25/27(a)	984	1,070,612
Series 2017-M3, Class A2, 2.48%, 12/25/26(a)	850	911,699
Series 2017-M4, Class A2, 2.56%, 12/25/26(a)	929	1,000,185
Series 2017-M7, Class A2, 2.96%, 02/25/27(a)	1,038	1,133,931
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	2,400	2,652,214
Series 2018-M1, Class A2, 2.98%, 12/25/27(a)	999	1,098,616
Series 2018-M10, Class A2, 3.37%, 07/25/28(a)	1,040	1,189,682
Series 2018-M13, Class A2, 3.70%, 09/25/30(a)	100	118,137
Series 2018-M7, Class A2, 3.05%, 03/25/28(a)	800	895,380
Series 2019-M1, Class A2, 3.55%, 09/25/28(a)	3,000	3,476,294
Series 2019-M2, Class A2, 3.63%, 11/25/28(a)	1,000	1,164,312
Series 2019-M5, Class A2, 3.27%, 02/25/29	2,450	2,783,196
Series 2019-M6, Class A1, 3.30%, 08/01/28	1,313	1,434,179
Series 2019-M7, Class A2, 3.14%, 04/25/29	1,300	1,470,589
Series 2019-M9, Class A2, 2.94%, 04/25/29	970	1,083,929
Series 2020-M5, Class A2, 2.21%, 01/25/30	1,300	1,387,950
FHLMC Multifamily Structured Pass Through Certificates
Series K025, Class A2, 2.68%, 10/25/22 (Call 10/25/22)	1,175	1,202,682
Series K026, Class A2, 2.51%, 11/25/22 (Call 11/25/22)	1,000	1,023,616
Series K027, Class A2, 2.64%, 01/25/23 (Call 01/25/23)	1,000	1,027,210
Series K028, Class A2, 3.11%, 02/25/23 (Call 02/25/23)	2,710	2,804,282
Series K029, Class A2, 3.32%, 02/25/23 (Call 02/25/23)(a)	3,000	3,121,949
Series K031, Class A2, 3.30%, 04/25/23 (Call 04/25/23)(a)	2,000	2,091,830
Series K032, Class A1, 3.02%, 02/25/23 (Call 02/25/23)	162	165,380
Series K032, Class A2, 3.31%, 05/25/23 (Call 05/25/23)(a)	180	188,764
Series K033, Class A2, 3.06%, 07/25/23 (Call 07/25/23)(a)	2,000	2,086,474
Series K034, Class A2, 3.53%, 07/25/23 (Call 07/25/23)(a)	2,271	2,397,567
Series K036, Class A2, 3.53%, 10/25/23 (Call 10/25/23)(a)	3,150	3,347,037
Series K037, Class A2, 3.49%, 01/25/24 (Call 01/25/24)	1,000	1,066,723
Series K038, Class A2, 3.39%, 03/25/24 (Call 03/25/24)	500	534,680
Series K040, Class A2, 3.24%, 09/25/24 (Call 09/25/24)	1,120	1,206,157
Series K041, Class A2, 3.17%, 10/25/24 (Call 10/25/24)	1,250	1,346,272
Series K043, Class A2, 3.06%, 12/25/24 (Call 12/25/24)	1,000	1,076,490
Series K044, Class A2, 2.81%, 01/25/25 (Call 01/25/25)	1,250	1,337,264
Series K046, Class A2, 3.21%, 03/25/25 (Call 03/25/25)	1,285	1,395,190
Series K048, Class A1, 2.69%, 12/25/24 (Call 10/25/24)	276	285,167

Schedule of Investments (unaudited) (continued)	iShares® CMBS ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series K049, Class A2, 3.01%, 07/25/25 (Call 07/25/25)	$3,800	$4,115,060
Series K050, Class A2, 3.33%, 08/25/25 (Call 08/25/25)(a)	3,450	3,780,317
Series K051, Class A2, 3.31%, 09/25/25 (Call 09/25/25)	2,630	2,884,366
Series K052, Class A2, 3.15%, 11/25/25 (Call 11/25/25)	800	873,628
Series K053, Class A2, 3.00%, 12/25/25 (Call 12/25/25)	1,200	1,305,084
Series K054, Class A2, 2.75%, 01/25/26 (Call 01/25/26)	700	755,309
Series K056, Class A2, 2.53%, 05/25/26 (Call 05/25/26)	1,725	1,850,640
Series K057, Class A1, 2.21%, 06/25/25 (Call 04/25/25)	609	626,614
Series K058, Class A1, 2.34%, 07/25/26.	1,205	1,251,124
Series K058, Class A2, 2.65%, 08/25/26 (Call 08/25/26)	1,527	1,651,563
Series K059, Class A2, 3.12%, 09/25/26(a)	3,280	3,620,096
Series K060, Class A2, 3.30%, 10/25/26 (Call 10/25/26)	2,797	3,115,051
Series K061, Class A1, 3.01%, 08/25/26 (Call 12/25/25)	689	724,957
Series K061, Class A2, 3.35%, 11/25/26(a)	1,300	1,451,538
Series K062, Class A2, 3.41%, 12/25/26 (Call 12/25/26)	1,000	1,121,763
Series K063, Class A2, 3.43%, 01/25/27 (Call 01/25/27)(a)	700	785,657
Series K064, Class A1, 2.89%, 10/25/26 (Call 10/25/26)	801	844,815
Series K064, Class A2, 3.22%, 03/25/27 (Call 03/25/27)	325	361,988
Series K065, Class A1, 2.86%, 10/25/26.	1,881	1,986,452
Series K065, Class A2, 3.24%, 04/25/27 (Call 04/25/27)	2,570	2,870,657
Series K066, Class A2, 3.12%, 06/25/27 (Call 06/25/27)	1,610	1,790,795
Series K067, Class A1, 2.90%, 03/25/27.	884	938,839
Series K067, Class A2, 3.19%, 07/25/27 (Call 07/25/27)	1,600	1,788,581
Series K068, Class A2, 3.24%, 08/25/27 (Call 08/25/27)	1,000	1,121,549
Series K069, Class A2, 3.19%, 09/25/27 (Call 09/25/27)(a)	1,960	2,196,382
Series K070, Class A2, 3.30%, 11/25/27 (Call 11/25/27)(a)	5,541	6,250,009
Series K071, Class A2, 3.29%, 11/25/27 (Call 11/25/27)	1,500	1,691,415
Series K072, Class A2, 3.44%, 12/25/27 (Call 12/25/27)	3,450	3,925,416
Series K073, Class A2, 3.35%, 01/25/28 (Call 01/25/28)	3,937	4,464,354
Series K074, Class A1, 3.60%, 09/25/27.	933	1,027,252
Series K074, Class A2, 3.60%, 01/25/28 (Call 01/25/28)	3,000	3,445,043
Series K075, Class A2, 3.65%, 02/25/28 (Call 02/25/28)(a)	1,000	1,153,129
Series K076, Class A1, 3.73%, 12/25/27 (Call 12/25/27)	1,033	1,145,173
Series K076, Class A2, 3.90%, 04/25/28 (Call 04/25/28)	2,000	2,337,693
Series K077, Class A2, 3.85%, 05/25/28(a)	1,000	1,167,226
Series K078, Class A2, 3.85%, 06/25/28 (Call 06/25/28)	1,000	1,168,051
Series K079, Class A2, 3.93%, 06/25/28 (Call 06/25/28)	2,000	2,347,879
Series K080, Class A2, 3.93%, 07/25/28 (Call 07/25/28)(a)	700	822,763
Series K081, Class A2, 3.90%, 08/25/28 (Call 08/25/28)(a)	1,500	1,761,103
Series K082, Class A2, 3.92%, 09/25/28 (Call 09/25/28)(a)	2,000	2,352,252
Series K083, Class A2, 4.05%, 09/25/28 (Call 09/25/28)(a)	1,195	1,416,746
Series K084, Class A2, 3.78%, 10/25/28 (Call 10/25/28)(a)	1,000	1,163,182
Series K085, Class A2, 4.06%, 10/25/28 (Call 10/25/28)(a)	1,000	1,185,484
Series K086, Class A2, 3.86%, 11/25/28 (Call 11/25/28)(a)	1,725	2,026,107
Series K087, Class A2, 3.77%, 12/25/28 (Call 12/25/28)	5,986	6,998,654
Series K088, Class A1, 3.48%, 09/25/28 (Call 09/25/28)	343	381,176
Series K088, Class A2, 3.69%, 01/25/29 (Call 01/25/29)	2,010	2,341,585
Series K089, Class A2, 3.56%, 01/25/29 (Call 01/25/29)	2,400	2,786,919
Series K090, Class A2, 3.42%, 02/25/29 (Call 02/25/29)	2,500	2,871,821
Series K091, Class A2, 3.51%, 03/25/29 (Call 03/25/29)	5,517	6,365,653
Series K092, Class A2, 3.30%, 04/25/29 (Call 04/25/29)	3,010	3,437,425
Series K094, Class A2, 2.90%, 06/25/29 (Call 06/25/29)	1,420	1,583,966
Series K096, Class A2, 2.52%, 07/25/29 (Call 07/25/29)	1,215	1,322,687
Series K100, Class A2, 2.67%, 09/25/29.	1,000	1,100,655
Series K101, Class A2, 2.52%, 10/25/29 (Call 10/25/29)	250	272,542
Series K102, Class A1, 2.18%, 05/25/29.	974	1,033,899
Series K102, Class A2, 2.54%, 10/25/29 (Call 10/25/29)	2,000	2,180,867
Series K103, Class A2, 2.65%, 11/25/29 (Call 11/25/29)	2,720	2,992,737
Series K105, Class A2, 1.87%, 03/25/53 (Call 01/25/30)	835	870,054
Security	Par/ Shares (000)	Value

Mortgage-Backed Securities (continued)
Series K106, Class A2, 2.07%, 01/25/30 (Call 01/25/30)	$3,500	$3,698,484
Series K108, Class A2, 1.52%, 03/25/30 (Call 03/25/30)	4,153	4,219,924
Series K110, Class A2, 1.48%, 04/25/30 (Call 04/25/30)	4,640	4,698,126
Series K111, Class A2, 1.35%, 05/25/30 (Call 05/25/30)	1,500	1,502,295
Series K115, Class A2, 1.38%, 06/25/30 (Call 06/25/30)	1,000	1,003,365
Series K1510, Class A2, 3.72%, 01/25/31 (Call 01/25/31)	250	298,424
Series K1510, Class A3, 3.79%, 01/25/34 (Call 01/25/34)	500	606,520
Series K-1512, Class A2, 2.99%, 05/25/31 (Call 05/25/31)	1,230	1,367,322
Series K-1512, Class A3, 3.06%, 04/25/34.	450	510,975
Series K-1513, Class A3, 2.80%, 08/25/34 (Call 08/25/34)	1,015	1,124,647
Series K-1514, Class A2, 2.86%, 10/25/34 (Call 10/25/34)	1,000	1,116,128
Series K152, Class A2, 3.08%, 01/25/31 (Call 01/25/31)	250	281,094
Series K153, Class A3, 3.12%, 10/25/31 (Call 10/25/31)(a)	500	564,271
Series K154, Class A2, 3.42%, 04/25/32.	1,500	1,731,503
Series K154, Class A3, 3.46%, 11/25/32 (Call 11/25/32)	345	406,161
Series K157, Class A2, 3.99%, 05/25/33 (Call 05/25/33)(a)	1,076	1,288,619
Series K159, Class A1, 3.95%, 12/25/29.	791	902,866
Series K159, Class A2, 3.95%, 11/25/30 (Call 11/25/30)(a)	833	998,137
Series K159, Class A3, 3.95%, 11/25/33 (Call 11/25/33)(a)	2,000	2,447,611
Series K720, Class A2, 2.72%, 06/25/22 (Call 06/25/22)	800	810,718
Series K721, Class A2, 3.09%, 08/25/22 (Call 08/25/22)(a)	956	974,124
Series K723, Class A2, 2.45%, 08/25/23 (Call 08/25/23)	455	469,811
Series K724, Class A2, 3.06%, 11/25/23 (Call 11/25/23)(a)	1,400	1,466,282
Series K725, Class A2, 3.00%, 01/25/24 (Call 01/25/24)	1,010	1,064,274
Series K728, Class A2, 3.06%, 08/25/24 (Call 08/25/24)(a)	2,000	2,128,104
Series K729, Class A1, 2.95%, 02/25/24 (Call 02/25/24)	420	428,646
Series K730, Class A2, 3.59%, 01/25/25 (Call 01/25/25)(a)	2,000	2,169,896
Series K731, Class A2, 3.60%, 02/25/25 (Call 02/25/25)(a)	1,000	1,079,619
Series K733, Class A2, 3.75%, 08/25/25 (Call 08/25/25)	1,000	1,102,129
Series K734, Class A2, 3.21%, 02/25/26 (Call 02/25/26)	2,455	2,682,820
Series K739, Class A2, 1.34%, 09/25/27 (Call 09/25/27)	1,700	1,726,673
Series KS03, Class A4, 3.16%, 05/25/25 (Call 05/25/25)(a)	1,000	1,075,531
Freddie Mac Multifamily Structured Pass Through Certificates,
Series K117, Class A2, 1.41%, 08/25/30 (Call 08/25/30)	1,500	1,506,670
		239,492,401
U.S. Government Obligations — 0.3%
U.S. Treasury Note/Bond, 1.63%, 05/15/31.	2,500	2,591,797

Total U.S. Government & Agency Obligations — 31.3%
(Cost: $232,192,730)		242,084,198

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	5,850	5,850,000

Total Short-Term Investments — 0.8%
(Cost: $5,850,000)		5,850,000

Total Investments in Securities — 100.2%
(Cost: $750,978,811)		775,065,847

Other Assets, Less Liabilities — (0.2)%		(1,442,515)

Net Assets — 100.0%		$773,623,332

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period-end.

Schedule of Investments (unaudited) (continued)	iShares® CMBS ETF
July 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$3,540,000	$2,310,000	(a)	$—	$—	$—	$5,850,000	5,850	$767	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Collaterized Mortgage Obligations	$—	$527,131,649	$—	$527,131,649
U.S. Government & Agency Obligations	—	242,084,198	—	242,084,198
Money Market Funds	5,850,000	—	—	5,850,000
	$5,850,000	$769,215,847	$—	$775,065,847